Note 5 - Sales Concentrations (Details Textual) - Customer Concentration Risk [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenue Benchmark [Member]
Number of Major Customers	4	4	4	3
Revenue Benchmark [Member] | Four Major Customer [Member]
Concentration Risk, Percentage	76.00%	76.00%	57.00%
Accounts Receivable [Member]
Number of Major Customers	1		4
Accounts Receivable [Member] | Four Major Customer [Member]
Concentration Risk, Percentage			31.00%